TAX SITUATION (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred asset
Deferred asset	S/ 463,717	S/ 480,057
Deferred liabilities
Deferred liability	(108,603)	(150,280)
Buildings depreciation [Member]
Deferred liabilities
Deferred liability	(3,076)	(2,736)
Buildings depreciation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(68,398)	(70,515)
Allowance for loan losses for loan portfolio [Member] | Other [Member]
Deferred asset
Deferred asset	674,689	604,828
Provision for sundry expenses [Member] | Other [Member]
Deferred asset
Deferred asset	46,314	44,885
Unrealized loss in valuation on cash flow hedge derivatives [Member] | Other [Member]
Deferred asset
Deferred asset	9,286	22,039
Provision for sundry risks [Member] | Other [Member]
Deferred asset
Deferred asset	285	20,173
Impairments in buildings for rent depreciation [Member] | Other [Member]
Deferred asset
Deferred asset	20,479	17,489
Fluctuation of the fair value of the covered bonds [Member] | Other [Member]
Deferred asset
Deferred asset	0	8,734
Deferred liabilities
Deferred liability	(16,558)	0
Carry forward tax losses [Member]
Deferred asset
Deferred asset	20,369	14,039
Carry forward tax losses [Member] | Other [Member]
Deferred asset
Deferred asset	6,790	13,332
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member]
Deferred asset
Deferred asset	11,893	0
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred asset
Deferred asset	4,105	0
Unrealized losses due to valuation of investments available for sale [Member]
Deferred asset
Deferred asset	0	1,746
Unrealized losses due to valuation of investments available for sale [Member] | Other [Member]
Deferred asset
Deferred asset	0	2,563
Others [Member]
Deferred asset
Deferred asset	13,424	11,154
Deferred liabilities
Deferred liability	(17,191)	(13,813)
Others [Member] | Other [Member]
Deferred asset
Deferred asset	41,597	40,447
Deferred liabilities
Deferred liability	(12,694)	(14,720)
Intangibles net [Member]
Deferred liabilities
Deferred liability	(36,907)	(48,797)
Intangibles net [Member] | Other [Member]
Deferred liabilities
Deferred liability	(159,621)	(132,553)
Adjustment for difference in exchange of SUNAT and SBS [Member] | Other [Member]
Deferred liabilities
Deferred liability	(47,289)	(35,660)
Deferred acquisitions costs DAC [Member]
Deferred liabilities
Deferred liability	(28,581)	(30,322)
Deferred acquisitions costs DAC [Member] | Other [Member]
Deferred liabilities
Deferred liability	(14,913)	(12,855)
Unrealized gain in valuation on cash flow hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(6,608)	(8,431)
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member]
Deferred liabilities
Deferred liability	(20,790)	0
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred liabilities
Deferred liability	(3,190)	0
Unrealized gain due to valuation of investments available for sale [Member]
Deferred liabilities
Deferred liability	0	(41,910)
Unrealized gain due to valuation of investments available for sale [Member] | Other [Member]
Deferred liabilities
Deferred liability	0	(8,095)
Buildings revaluation [Member]
Deferred liabilities
Deferred liability	(1,694)	(2,578)
Buildings revaluation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(5,356)	(5,917)
Unrealized gain in valuation on fair value hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(5,201)	(5,687)
Provision for sundry risks net [Member]
Deferred asset
Deferred asset	3,761	8,750
Deferred income due to commission DIL [Member]
Deferred asset
Deferred asset	7,503	8,326
Gain generated in the reorganization of Pacfico EPS [Member]
Deferred liabilities
Deferred liability	(39,515)	(39,515)
Fluctuation due to valuation of investments at fair value through profit or loss investments [Member]
Deferred liabilities
Deferred liability	(3,061)	0
Catastrophic insurance reserve [Member]
Deferred liabilities
Deferred liability	(9,950)	(9,561)
Leasing operations related to loans [Member]
Deferred liabilities
Deferred liability	S/ (4,788)	S/ (5,063)